UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund:   BlackRock Capital Appreciation Fund, Inc.

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 6.8%
The Boeing Co.	2,988,300	$222,030,690
Precision Castparts Corp.	394,200	64,841,958
United Technologies Corp.	844,100	63,754,873

		350,627,521

Air Freight & Logistics – 0.3%
United Parcel Service, Inc., Class B	193,152	15,212,652

Auto Components – 0.3%
Allison Transmission Holdings, Inc.	924,900	16,241,244

Automobiles – 0.7%
Tesla Motors, Inc. (a)(b)	1,165,000	36,452,850

Beverages – 4.2%
The Coca-Cola Co.	1,976,754	154,562,395
PepsiCo, Inc.	908,600	64,201,676

		218,764,071

Biotechnology – 3.6%
Biogen Idec, Inc. (a)	622,900	89,934,302
Celgene Corp. (a)	1,034,900	66,399,184
Gilead Sciences, Inc. (a)	561,000	28,768,080

		185,101,566

Capital Markets – 1.7%
The Goldman Sachs Group, Inc.	545,900	52,329,974
Jefferies Group, Inc.	2,584,570	33,573,564

		85,903,538

Chemicals – 2.5%
Celanese Corp.	1,363,400	47,200,908
Monsanto Co.	967,900	80,122,762

		127,323,670

Commercial Banks – 1.5%
Wells Fargo & Co.	2,275,700	76,099,408

Communications Equipment – 4.5%
F5 Networks, Inc. (a)	341,200	33,969,872
QUALCOMM, Inc.	3,594,800	200,158,464

		234,128,336

Computers & Peripherals – 11.2%
Apple, Inc. (a)	769,880	449,609,920
EMC Corp. (a)(b)	2,493,000	63,895,590
Fusion-io, Inc. (a)(b)	944,810	19,737,081
NetApp, Inc. (a)	1,296,600	41,257,812

		574,500,403

Diversified Telecommunication Services – 2.3%
Level 3 Communications, Inc. (a)(b)	1,026,300	22,732,545
Verizon Communications, Inc.	2,203,600	97,927,984

		120,660,529

Electrical Equipment – 0.5%
Roper Industries, Inc.	283,000	27,898,140

Energy Equipment & Services – 1.6%
National Oilwell Varco, Inc.	750,600	48,368,664
Noble Corp.	986,800	32,100,604

		80,469,268

Food & Staples Retailing – 3.7%
Costco Wholesale Corp.	1,402,900	133,275,500

Common Stocks	Shares	Value

Food & Staples Retailing (concluded)
Whole Foods Market, Inc.	600,441	$57,234,036

		190,509,536

Health Care Equipment & Supplies – 0.9%
Intuitive Surgical, Inc. (a)(b)	85,900	47,570,561

Health Care Providers & Services – 3.6%
AmerisourceBergen Corp.	1,362,100	53,598,635
Cardinal Health, Inc.	921,100	38,686,200
Express Scripts Holding Co. (a)	1,646,940	91,948,660

		184,233,495

Health Care Technology – 1.8%
Cerner Corp. (a)(b)	1,142,800	94,463,848

Hotels, Restaurants & Leisure – 4.4%
Las Vegas Sands Corp.	1,317,300	57,289,377
McDonald’s Corp.	959,000	84,900,270
Starbucks Corp.	1,611,580	85,929,446

		228,119,093

Industrial Conglomerates – 2.7%
Danaher Corp.	2,672,144	139,165,260

Internet & Catalog Retail – 5.3%
Amazon.com, Inc. (a)	828,640	189,219,944
priceline.com, Inc. (a)(b)	122,600	81,470,152

		270,690,096

Internet Software & Services – 4.3%
eBay, Inc. (a)	1,767,700	74,261,077
Google, Inc., Class A (a)(b)	134,626	78,092,504
Rackspace Hosting, Inc. (a)(b)	1,558,600	68,484,884

		220,838,465

IT Services – 2.0%
VeriFone Systems, Inc. (a)(b)	978,640	32,383,198
Visa, Inc., Class A	567,300	70,135,299

		102,518,497

Machinery – 4.0%
Eaton Corp.	1,422,800	56,385,564
PACCAR, Inc.	876,900	34,365,711
Stanley Black & Decker, Inc.	1,258,500	80,997,060
Terex Corp. (a)(b)	1,907,145	34,004,395

		205,752,730

Media – 2.2%
CBS Corp., Class B	1,180,200	38,686,956
Comcast Corp., Class A	2,279,500	72,875,615

		111,562,571

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc.	1,345,874	45,853,927

Oil, Gas & Consumable Fuels – 2.1%
Anadarko Petroleum Corp.	1,411,800	93,461,160
Noble Energy, Inc.	149,100	12,646,662

		106,107,822

Personal Products – 0.4%
Herbalife Ltd.	471,277	22,776,818

Pharmaceuticals – 4.2%
Johnson & Johnson	925,100	62,499,756

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2012	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Merck & Co., Inc.	969,600	$40,480,800
Pfizer, Inc.	2,811,400	64,662,200
Valeant Pharmaceuticals International, Inc. (a)(b)	1,109,400	49,690,026

		217,332,782

Professional Services – 0.5%
Manpower, Inc.	775,200	28,411,080

Real Estate Investment Trusts (REITs) –1.2%
American Tower Corp.	849,100	59,360,581

Semiconductors & Semiconductor Equipment – 2.0%
Avago Technologies Ltd.	371,000	13,318,900
Broadcom Corp., Class A (a)	1,510,519	51,055,542
Xilinx, Inc.	1,172,600	39,364,182

		103,738,624

Software – 6.9%
Microsoft Corp.	5,705,000	174,515,950
Red Hat, Inc. (a)(b)	1,023,454	57,804,682
Salesforce.com, Inc. (a)(b)	543,354	75,124,124
VMware, Inc., Class A (a)(b)	498,607	45,393,181

		352,837,937

Specialty Retail – 1.6%
The Home Depot, Inc.	1,508,867	79,954,862

Textiles, Apparel & Luxury Goods – 2.6%
Coach, Inc.	730,350	42,710,868
Michael Kors Holdings Ltd.	936,300	39,174,792
Under Armour, Inc., Class A (a)(b)	545,900	51,576,632

		133,462,292

Total Long-Term Investments (Cost – $4,243,612,278) – 99.0%		5,094,644,073

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	73,787,879	$73,787,879

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.26% (c)(d)(e)	$445,513	445,512,900

Total Short-Term Securities (Cost – $519,300,779) – 10.1%		519,300,779

Total Investments (Cost – $4,762,913,057*) –109.1%		5,613,944,852
Liabilities in Excess of Other Assets – (9.1)%		(466,809,820)

Net Assets – 100.0%		$5,147,135,032

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,778,877,830

Gross unrealized appreciation	$1,043,843,015
Gross unrealized depreciation	(208,775,993)

Net unrealized appreciation	$835,067,022

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	74,155,048	(367,169)	73,787,879	$1,079	$33,636
BlackRock Liquidity Series, LLC Money Market Series	$143,560,634	$301,952,266	$445,512,900	–	$2,488,326

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2012

Schedule of Investments (concluded)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investm- ents[1]	$5,094,644,073	–	–	$5,094,644,073
Short-Term Securities	73,787,879	$445,512,900	–	519,300,779
Total	$5,168,431,952	$445,512,900	–	$5,613,944,852

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, collateral on securities loaned at value of $445,512,900 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2012	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2012